EXECUTIVE OFFICES
      American Pension Investors Trust
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      INVESTMENT ADVISER
      Yorktown Management & Research
        Company, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      DISTRIBUTOR
      Yorktown Distributors, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      TRANSFER AND DIVIDEND
        DISBURSING AGENT
      Fund Services, Inc.
      P.O. Box 26305
      Richmond, Virginia 23260
      (800) 628-4077

      CUSTODIAN
      Custodial Trust Company
      101 Carnegie Center
      Princeton, New Jersey 08540-6231

      INDEPENDENT AUDITORS
      Coopers & Lybrand L.L.P.
      217 E. Redwood Street
      Baltimore, Maryland 21202-3316

  This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.

                         [YORKTOWN CLASSIC VALUES LOGO]

                                      1995

                          Yorktown Classic Value Trust

                               SEMI-ANNUAL REPORT

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)


                                            SHARES            VALUE

COMMON STOCKS--100.00%
AUTOMOTIVE PARTS--4.19%
Eaton Corp.                                  8,400         $   457,800


AUTOMOBILES AND TRUCKS--2.22%
Ford Motor Co.                               8,600             242,950


BUILDING MATERIALS AND EQUIPMENT--4.67%
Owens-Corning Fiberglas Corp.               11,500             510,313


CHEMICALS--4.48%
PPG Industries, Inc.                        10,800             490,050


COMPUTERS--2.30%
International Business Machines, Inc.        2,600             251,225


COPPER--22.28%
Phelps Dodge Corp.                          35,900           2,436,712


FINANCE--7.01%
American Express Co.                         6,200             263,500
Federal National Mortgage Association        4,600             503,700

                                                               767,200


HOSPITALS AND NURSING HOMES--4.86%
Humana, Inc.                                19,000             532,000


INSURANCE--4.62%
Chubb Corp.                                  5,200             505,700


MACHINERY AND EQUIPMENT--8.45%
Nacco Industries, Inc.                       7,900         $   450,300
Parker Hannifin Corp.                       12,900             474,075

                                                               924,375


PAPER--24.59%
Stone Container Corp.                      172,100           2,689,063


RAILROADS--7.72%
CSX Corp.                                    4,600             403,075
Norfolk Southern Corp.                       5,600             441,000

                                                               844,075


SECURITIES BROKERAGE--2.61%
Legg Mason, Inc.                             9,600             285,600


           TOTAL INVESTMENTS
            (cost $10,296,642)                            $ 10,937,063


The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1995
                                   (UNAUDITED)



ASSETS:
   Investments at value (identified                              $  10,937,063
     cost of $10,296,642)
   Cash                                                                 16,746
   Receivable for securities sold                                      253,752
   Other assets                                                         71,998

           Total assets                                             11,279,559


LIABILITIES:
   Accrued distribution fees                                             5,554
   Accrued advisory fees                                                 4,628
   Securities purchased                                                253,163
   Securities purchased under loan agreement                         3,098,158
   Accrued interest expense                                             21,680
   Other liabilities                                                     3,045

           Total liabilities                                         3,386,228

              NET ASSETS                                         $   7,893,331

SHARES OF BENEFICIAL INTEREST OUTSTANDING
    (unlimited number of no par value
     shares authorized)                                                577,122

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE OUTSTANDING                                  $       13.68


The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                  (UNAUDITED)


INVESTMENT INCOME:
   Dividends                                                      $    118,254
   Interest                                                                638

           Total income                                                118,892

EXPENSES:
   Investment advisory fees                                             32,818
   Distribution fees                                                    32,818
   Transfer agent fees                                                  11,117
   Custodial fees                                                        3,147
   Professional fees                                                     5,741
   Registration fees                                                     7,024
   Trustee fees                                                            411
   Insurance                                                             2,290
   Miscellaneous                                                         1,801

                                                                        97,167
   Less expenses waived by investment advisor                           (8,355)

           Total operating expenses                                     88,812

   Interest expense                                                    128,198

           Total expenses                                              217,010

           Net investment loss                                         (98,118)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions                        750,231
   Decrease in unrealized appreciation on investments                 (288,820)

           Net realized and unrealized gain on investments             461,411

              NET INCREASE IN NET ASSETS RESULTING
                   FROM OPERATIONS                                $    363,293

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                             STATEMENT OF CASH FLOWS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                   (UNAUDITED)

NET INCREASE (DECREASE) IN CASH:
   Cash flows from operating activities:
      Dividends and interest received                             $     96,927
      Operating expenses paid                                          (92,530)

           Net cash provided by operating activities                                 $      4,397

   Cash flows from investing activities:
      Purchase of portfolio securities                                                (13,976,467)
      Proceeds from disposition of portfolio securities                                12,564,394
      Interest paid                                                                      (125,514)

           Net cash used in investing activities                                       (1,537,587)

           Net cash used in operating and investing
                activities                                                             (1,533,190)

   Cash flows from financing activities:
      Borrowings under loan agreement                                3,644,585
      Repayments under loan agreement                               (3,184,992)
      Receipts for shareholder purchases and
          reinvested distributions                                   1,176,645
      Payments for shareholder redemptions
          and distributions                                           (108,588)

           Net cash provided by financing activities                                    1,527,650

Net decrease in cash                                                                       (5,540)
Cash at beginning of period                                                                22,286

           CASH AT END OF PERIOD                                                     $     16,746

RECONCILIATION OF NET INCREASE IN NET ASSETS
   FROM OPERATIONS TO NET CASH USED IN
   OPERATING AND INVESTING ACTIVITIES:
   Increase in net assets from operations                                            $    363,293
   Increase in investments-net                                      (1,410,227)
   Decrease in receivable for securities sold                          235,896
   Decrease in liability for securities purchased                     (237,742)
   Increase in other assets                                            (28,873)
   Increase in accrued expenses and other liabilities                    5,874
   Net realized gain                                                  (750,231)
   Net unrealized depreciation                                         288,820

           Total adjustments                                                           (1,896,483)

              NET CASH USED IN OPERATING AND
                   INVESTING ACTIVITIES                                             $  (1,533,190)

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE
                                                                       SIX MONTHS
                                                                         ENDED
                                                                        NOV. 30,           FOR THE
                                                                          1995            YEAR ENDED
                                                                       (UNAUDITED)       MAY 31, 1995
OPERATIONS:
   Net investment loss                                                $    (98,118)      $  (140,338)
   Net realized gain from security transactions                            750,231           800,529
   Net change in unrealized appreciation on investments                   (288,820)          828,409

           Increase in net assets resulting from operations                363,293         1,488,600

DISTRIBUTIONS FROM:
   Net investment income                                                                     (34,983)
   Net realized gains on security transactions                                               (60,126)

           Decrease in net assets resulting from distributions                               (95,109)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of 84,787 and 93,963 shares                        1,148,140         1,070,570
   Value of 9,404 shares issued upon reinvestment of dividends                                93,855
   Cost of 2,764 and 129,377 shares redeemed                              (108,588)       (1,390,642)

           Increase (decrease) in net assets resulting
                from capital share transactions                          1,039,552          (226,217)

           Total increase in net assets                                  1,402,845         1,167,274

Net assets:
   Beginning of year/period                                              6,490,486         5,323,212

   End of year/period (including accumulated net
        investment loss of $98,118 and $0, respectively)             $   7,893,331      $  6,490,486

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                              FINANCIAL HIGHLIGHTS

                                                                       FOR THE
                                                                     SIX MONTHS
                                                                        ENDED
                                                                       NOV. 30,
                                                                         1995              FOR THE YEARS ENDED MAY 31
                                                                      (UNAUDITED)       1995        1994        1993(5)
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD:
Net asset value, beginning of year/period                            $     12.98      $ 10.12     $ 10.34     $ 10.00

Income from investment operations:
   Net investment income (loss)                                            (0.17)       (0.28)       0.06        0.02
   Net realized and unrealized gain (loss)
        on investments                                                      0.87         3.33       (0.27)       0.32

          Total income (loss) from
               investment operations                                        0.70         3.05       (0.21)       0.34

Distributions:
   From net investment income                                                           (0.07)      (0.01)
   From net realized gain on security transactions                                      (0.12)

          Total distributions                                                           (0.19)      (0.01)

            NET ASSET VALUE, END OF YEAR/PERIOD                      $     13.68      $ 12.98     $ 10.12     $ 10.34


Total return(2)                                                             5.39%       30.70%      (2.04)%      5.88%(1)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year/period (000's omitted)                    $     7,893      $ 6,490     $ 5,323     $ 3,353
   Ratio of operating expenses to average net assets(3)                     2.45% (1)    2.39%       1.99%       1.80%(1)
   Ratio of total expenses to average net assets(4)                         5.98% (1)    5.79%       4.49%       3.32%(1)
   Ratio of net investment income (loss) to average net assets             (2.70)%(1)   (2.60)%      0.76%       0.42%(1)
   Portfolio turnover rate                                                   241% (1)     220%        170%         25%(1)


(1) Annualized.
(2) Does not reflect contingent deferred sales charge.
(3) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.68%, 2.95%, 2.69% and 2.76%, respectively.
(4) Without fees waived by the investment advisor and distributor, the annualized ratio to total expenses to average net assets would have been 6.21%, 6.34%, 5.19% and 4.29%, respectively.
(5) Commencement of operations was November 2, 1992.


The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                 (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                         NOVEMBER 30, 1995 IS UNAUDITED)

 1.    ORGANIZATION:

       American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end
       management   investment   company.   It  is  composed  of  five  separate
       portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

       The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

 2.    SIGNIFICANT ACCOUNTING POLICIES:

       A. PORTFOLIO VALUATION

          Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

       B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

       C. FEDERAL INCOME TAXES

          The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

          As of November 30, 1995, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $10,341,759, $595,304, $1,063,283 and $467,979, respectively.

       D. BORROWINGS

          The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 1995, the balance due for securities purchased through leveraging was $3,098,158. The average daily balance during the six months ended November 30, 1995 was $3,040,203 or $5.63 per share, based on average shares outstanding of 540,202. The maximum amount of borrowings outstanding at any month-end during the year was $3,281,197. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

       Interest is charged at a rate of 1.50% plus the brokers loan call rate (8.25% as of November 30, 1995). Such interest amounted to $128,198 for the six months ended November 30, 1995.

 3.    INVESTMENT ADVISORY AGREEMENT:

       Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.

       If the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale, the Advisor has agreed to waive such portion of its advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses.

 4.    DISTRIBUTION PLAN AND FEES:

       Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

       A 2% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

 5.    INVESTMENT ACTIVITY:

       For the six months ended November 30, 1995, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $13,738,725 and $12,328,498, respectively.

 6.    COMPOSITION OF NET ASSETS:

       At November 30, 1995, net assets consisted of:

        PAID-IN CAPITAL                                    $  6,184,351

        ACCUMULATED NET INVESTMENT LOSS                         (98,118)
        ACCUMULATED NET REALIZED GAIN FROM
          SECURITY TRANSACTIONS                               1,166,677
        UNREALIZED APPRECIATION ON INVESTMENTS                  640,421

                      NET ASSETS APPLICABLE TO
                           OUTSTANDING SHARES OF
                           BENEFICIAL INTEREST             $  7,893,331

      EXECUTIVE OFFICES
      American Pension Investors Trust
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      INVESTMENT ADVISER
      Yorktown Management & Research
        Company, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      DISTRIBUTOR
      Yorktown Distributors, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      TRANSFER AND DIVIDEND
        DISBURSING AGENT
      Fund Services, Inc.
      P.O. Box 26305
      Richmond, Virginia 23260
      (800) 628-4077

      CUSTODIAN
      Piedmont Trust Bank
      P.O. Box 4751
      Martinsville, Virginia 24115

      INDEPENDENT AUDITORS
      Coopers & Lybrand L.L.P.
      217 E. Redwood Street
      Baltimore, Maryland 21202-3316

  This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.

                           [T-1 TREASURY TRUST LOGO]

                                     1995

                              T-1 Treasury Trust

                              SEMI-ANNUAL REPORT

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 1995
                                   (UNAUDITED)



                                                 PRINCIPAL           VALUE
U.S. GOVERNMENT OBLIGATIONS--100.00%
UNITED STATES TREASURY BILL--DUE 6/27/96       $  3,687,000       $  3,576,123

              TOTAL INVESTMENTS
                  (cost $3,576,809)                               $  3,576,123


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1995
                                   (UNAUDITED)


ASSETS:
   Investments at value (identified cost of $3,576,809)             $  3,576,123
   Cash                                                                   66,490
   Other assets                                                            9,190

           Total assets                                                3,651,803

LIABILITIES:
   Accrued distribution fees                                                 764
   Shareholder redemptions                                                94,552

   Other liabilities                                                       2,111


           Total liabilities                                              97,427

              NET ASSETS                                            $  3,554,376

SHARES OF BENEFICIAL INTEREST OUTSTANDING
     (unlimited number of no par value
      shares authorized)                                                 748,288

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE OUTSTANDING                                          $       4.75


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                  (UNAUDITED)



INVESTMENT INCOME:
   Interest                                                   $   115,120

EXPENSES:
   Investment advisory fees                                        11,837
   Distribution fees                                                9,864
   Transfer agent fees                                              8,345
   Custodial fees                                                   1,149
   Professional fees                                                6,232
   Registration fees                                                6,335
   Trustee fees                                                       411
   Insurance                                                        2,355
   Shareholder reports                                              1,227
   Miscellaneous                                                      550


   Less expenses waived/reimbursed by
        investment advisor and distributor                         48,305
                                                                  (18,715)

           Total expenses                                          29,590

           Net investment income                                   85,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain from security transactions                    21,855
   Decrease in unrealized appreciation on investments             (26,391)

           Net realized and unrealized loss on investments         (4,536)

              NET INCREASE IN NET ASSETS RESULTING
                   FROM OPERATIONS                            $    80,994


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                        FOR THE
                                                       SIX MONTHS
                                                         ENDED
                                                        NOV. 30,         FOR THE
                                                         1995           YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1995
OPERATIONS:
   Net investment income                             $      85,530     $     151,346
   Net realized gain (loss) from security
        transactions                                        21,885          (269,567)
   Net change in unrealized appreciation
        on investments                                     (26,391)          304,828

           Increase in net assets
                resulting from operations                   81,024           186,607

DISTRIBUTIONS FROM:
   Net investment income                                   (66,599)          (17,386)

           Decrease in net assets resulting
                from distributions                         (66,599)         (171,386)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of 281,731 and
        539,753 shares                                   1,333,004         2,544,854
   Value of 13,810 and 36,506 shares issued
        upon reinvestment of dividends                      65,043           169,086
   Cost of 402,852 and 611,507 shares redeemed          (1,907,595)       (2,913,306)

           Decrease in net assets resulting from
                capital share transactions                (509,548)         (199,366)

           Total decrease in net assets                   (495,123)         (184,145)

NET ASSETS:
   Beginning of year/period                              4,049,499         4,233,644

   End of year/period (including undistributed
        net investment income of $75,629 and
        $56,698, respectively)                       $   3,554,376     $   4,049,499

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                              FINANCIAL HIGHLIGHTS

                                                           FOR THE
                                                           SIX MONTHS
                                                           ENDED
                                                           NOV. 30,
                                                           1995                          FOR THE YEARS ENDED MAY 31,
                                                           (UNAUDITED)       1995        1994        1993      1992        1991
FOR A SHARE OUTSTANDING THROUGHOUT
     EACH YEAR/PERIOD:
Net asset value, beginning of year/period                    $    4.73       $   4.75    $   5.15   $  5.16   $  5.03     $   5.05

Income from investment operations:
   Net investment income                                          0.12           0.23        0.19      0.18      0.17         0.28
   Net realized and unrealized gain (loss) on investments        (0.02)                     (0.35)     0.03      0.17         0.04

          Total income (loss) from investment operations          0.10           0.23       (0.16)     0.21      0.34         0.32

Distributions:
   From net investment income                                    (0.08)         (0.25)      (0.14)    (0.22)    (0.13)       (0.30)
   From net realized gain on security transactions                                          (0.10)              (0.08)       (0.04)

          Total distributions                                    (0.08)         (0.25)      (0.24)    (0.22)    (0.21)       (0.34)

            NET ASSET VALUE, END OF YEAR/PERIOD              $    4.75       $   4.73    $   4.75   $  5.15   $  5.16     $   5.03

Total return*                                                     5.23%          4.99%      (3.48)%    4.18%     6.78%        6.36%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year/period (000's omitted)            $   3,554       $  4,049    $  4,234   $ 7,295     $ 5,614     $ 1,981
   Ratio of expenses to average net assets(2)                     1.51% (1)      1.76%       1.57%     1.44%       2.08%       3.21%
   Ratio of net investment income to average net assets           4.36% (1)      4.19%       3.71%     4.72%       5.01%       4.97%
   Portfolio turnover rate                                         232% (1)       292%        127%      308%        391%        169%


(1) Annualized
(2) Without fees waived/reimbursed by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.46%, 2.56%, 2.16%, 2.04%, 2.70% and 3.81%, respectively.
*  Total return for period less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                 (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                         NOVEMBER 30, 1995 IS UNAUDITED)


 1.    ORGANIZATION:

       American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the T-1 Treasury Trust (the "Fund"). Prior to November 23, 1994, the Fund was named the Global Income Fund and invested primarily in the shares of other registered investment companies.

       The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing under normal conditions in U.S. Treasury securities (bills, notes and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of U.S. government. The Fund limits its investments to securities with remaining maturities of one year or less.

 2.    SIGNIFICANT ACCOUNTING POLICIES:

       A. PORTFOLIO VALUATION

          Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

       B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

       C. FEDERAL INCOME TAXES

          The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

          The Fund has available at November 30, 1995 a net capital loss carryforward of approximately $432,700 expiring from 2000 through 2003. As of November 30, 1995, the aggregate cost of investments for federal income tax purposes and the unrealized depreciation with respect to each security where there is an excess of tax cost over value were $3,576,809 and $686, respectively.

 3.    INVESTMENT ADVISORY AGREEMENT:

       Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .6% of the average daily net assets of the Fund.

       If the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale, the Advisor has agreed to waive such portion of its advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses. In addition, the Advisor has undertaken to waive its fees or reimbuse the Fund a portion of its operating expenses during the fiscal year ending May 31, 1996 so that total Fund operating expenses do not exceed 1.50% of the Fund's average daily net assets. For the six months ended November 30, 1995, the Advisor waived all of its advisory fees and reimbursed the Fund an additional $1,946. The Fund has agreed to reimburse the Advisor in subsequent years for fees waived in prior years, provided that such reimbursement does not result in increasing the Fund's aggregate expenses above the aforementioned limit or the expense limit in effect at the time of the waiver, as applicable. The Advisor, however, does not intend to seek reimbursement of fees previously waived.

 4.    DISTRIBUTION PLAN AND FEES:

       Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .5% of the Fund's average daily net assets; however, effective November 23, 1994, the Distributor has undertaken to limit such fee to .25% of the Fund's average daily net assets. For the six months ended November 30, 1995, the Distributor waived $4,932 of its fees. The principal stockholder of the Distributor is also a trustee of the Trust.

 5.    INVESTMENT ACTIVITY:

       For the six months ended November 30, 1995, purchases and sales of U.S. government obligations amounted to $4,407,642, and $4,757,581, respectively. There were no purchases and sales of securities other than U.S. government obligations.

 6.    COMPOSITION OF NET ASSETS:

       At November 30, 1995, net assets consisted of:

        PAID-IN CAPITAL                                           $  3,925,654
        ACCUMULATED NET INVESTMENT INCOME                               75,629
        ACCUMULATED NET REALIZED LOSS FROM SECURITY TRANSACTIONS      (446,221)
        UNREALIZED DEPRECIATION ON INVESTMENTS                            (686)

                      NET ASSETS APPLICABLE TO OUTSTANDING
                           SHARES OF BENEFICIAL INTEREST          $  3,554,376

      EXECUTIVE OFFICES
      American Pension Investors Trust
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060
      INVESTMENT ADVISER
      Yorktown Management & Research
        Company, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060
      DISTRIBUTOR
      Yorktown Distributors, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060
      TRANSFER AND DIVIDEND
        DISBURSING AGENT
      Fund Services, Inc.
      P.O. Box 26305
      Richmond, Virginia 23260
      (800) 628-4077
      CUSTODIAN
      Piedmont Trust Bank
      P.O. Box 4751
      Martinsville, Virginia 24115
      INDEPENDENT AUDITORS
      Coopers & Lybrand L.L.P.
      217 E. Redwood Street
      Baltimore, Maryland 21202-3316

  This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.

                                   [API LOGO]

                                      1995
                              Capital Income Fund
                               SEMI-ANNUAL REPORT

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 1995
                                   (UNAUDITED)

                                                                                SHARES       VALUE
MUTUAL FUNDS--100.00%
EQUITY INCOME FUNDS--17.94%
Kemper-Dreman High Return Fund Class A                                           3,159   $    66,939
Putnam Equity Income Fund New Class A                                           22,124       241,814
T. Rowe Price Equity Income Fund                                                13,572       270,771

                                                                                             579,524

GLOBAL FUNDS--12.92%
SoGen International Fund, Inc.                                                  16,262       417,273

GROWTH FUNDS--8.53%
Berger One Hundred Fund, Inc.                                                    8,031       150,175

Vanguard Index Trust Total Stock Market Portfolio                                8,352       125,286

                                                                                             275,461
GROWTH AND INCOME FUNDS--28.51%
Mutual Series Fund, Inc. Beacon Fund                                             2,946       111,922
Neuberger & Berman Equity Funds Guardian Fund                                    8,016       193,175
RBB Fund, Inc. Equity Growth & Income Portfolio Class A                          3,639        59,680
Vanguard/Windsor Fund, Inc. Vanguard/Windsor II Portfolio                        2,952        62,489
Vista Mutual Fund Group Growth & Income Fund                                     5,235       190,149
World Funds, Inc. Vontobel U.S. Value Fund                                      21,515       303,141

                                                                                             920,556

S&P 500 INDEX OBJECTIVE FUNDS--3.96%
Vanguard Index Trust 500 Portfolio                                               2,234       127,764

WORLD INCOME FUNDS--28.14%
AIM International Funds, Inc. Global Income Fund                                 9,560       102,772
Alliance North American Government Income Trust, Inc. Class A                   19,424       131,115
Franklin/Templeton Global Trust Hard Currency Portfolio                         10,672       136,494
MFS Series Trust VII World Governments Fund Class A                             11,166       139,132
Scudder Global Fund, Inc. International Bond Fund                               11,957       136,315
T. Rowe Price International Bond Fund                                           12,043       125,733
Van Kampen American Capital World Portfolio Series Global Government Class A    16,504       137,311

                                                                                             908,872

              TOTAL INVESTMENTS (COST $2,833,305)                                        $ 3,229,450


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1995
                                   (UNAUDITED)


ASSETS:
   Investments at value (identified cost of $2,833,305)                                  $ 3,229,450
   Cash                                                                                      150,661
   Other assets                                                                               12,781

           Total assets                                                                    3,392,892

LIABILITIES:
   Securities purchased                                                                       88,621
   Accrued distribution fees                                                                   1,373
   Other liabilities                                                                           1,569

           Total liabilities                                                                  91,563

              NET ASSETS                                                                 $ 3,301,329

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED NUMBER OF NO PAR VALUE SHARES
     AUTHORIZED)                                                                             173,454

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                     $     19.03


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                  (UNAUDITED)



INVESTMENT INCOME:
   Dividends                                                                             $     32,449
   Interest                                                                                     2,273

           Total income                                                                        34,722

EXPENSES:
   Investment advisory fees                                                                     9,796
   Distribution fees                                                                            8,163
   Transfer agent fees                                                                          8,001
   Custodial fees                                                                               1,040
   Professional fees                                                                            4,726
   Registration fees                                                                            6,351
   Trustee fees                                                                                   411
   Insurance                                                                                    1,358
   Shareholder reports                                                                          1,050
   Miscellaneous                                                                                  539

                                                                                               41,435
   Less expenses waived by investment advisor                                                  (9,796)

           Total expenses                                                                      31,639

           Net investment income                                                                3,083

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions                                               280,411
   Capital gain distributions from mutual funds                                                 4,038
   Increase in unrealized appreciation on investments                                          38,829

           Net realized and unrealized gain on investments                                    323,278

              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    326,361


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS





                                                                                FOR THE
                                                                               SIX MONTHS
                                                                                 ENDED
                                                                                NOV. 30,         FOR THE
                                                                                  1995         YEAR ENDED
                                                                              (UNAUDITED)     MAY 31, 1995
OPERATIONS:
   Net investment income                                                       $      3,083   $     22,625
   Net realized gain from security transactions                                     280,411        149,896
   Capital gain distributions from mutual funds                                       4,038         68,220
   Net change in unrealized appreciation on investments                              38,829        128,139

           Increase in net assets resulting from operations                         326,361        368,880

DISTRIBUTIONS FROM:
   Net investment income                                                                           (68,144)
   Net realized gain on security transactions                                                     (143,858)

           Decrease in net assets resulting from distributions                                    (212,002)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of 17,469 and 26,903 shares                                   317,517        440,775
   Value of 13,795 shares issued upon reinvestment of dividends                                    209,819
   Cost of 20,190 and 45,869 shares redeemed                                       (373,929)      (740,092)

           Decrease in net assets resulting from capital share transactions         (56,412)       (89,498)

           Total increase in net assets                                             269,949         67,380


NET ASSETS:
   Beginning of year/period                                                       3,031,380      2,964,000

   End of year/period (including undistributed net investment income of
        $5,477 and $2,394, respectively)                                       $  3,301,329   $  3,031,380


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                    FOR THE
                                                   SIX MONTHS
                                                     ENDED
                                                    NOV. 30,
                                                      1995                        FOR THE YEARS ENDED MAY 31,
                                                   (UNAUDITED)          1995       1994       1993       1992      1991
For a share outstanding throughout each
     year/period:

Net asset value, beginning of year/period           $   17.21       $  16.34   $  16.06   $ 14.69    $ 13.66   $  12.78

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                          0.02           0.35      (0.01)    (0.06)     (0.13)      0.19
   Net realized and unrealized gain on
        investments                                      1.80           1.64       0.78      1.43       1.16       0.99

          Total income from investment
                operations                               1.82           1.99       0.77      1.37       1.03       1.18


DISTRIBUTIONS:
   From net investment income                                          (0.36)                                     (0.27)
   In excess of net investment income                                                                             (0.03)
   From net realized gain on security
        transactions                                                   (0.76)     (0.49)

          Total distributions                                          (1.12)     (0.49)                          (0.30)

            NET ASSET VALUE, END OF
                  YEAR/PERIOD                       $   19.03       $  17.21   $  16.34   $ 16.06    $ 14.69   $  13.66


Total return*                                           10.58%         13.08%      4.79%     9.33%      7.51%      9.63%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year/period (000's
        omitted)                                    $   3,301       $  3,031   $  2,964   $ 2,603    $ 1,828   $  1,670
   Ratio of expenses to average net assets(2)            1.96% (1)      2.05%      2.12%     2.77%      3.47%      3.83%
   Ratio of net investment income (loss) to
        average net assets                               0.19% (1)      0.75%     (0.06)%   (0.82)%    (0.98)%     1.54%
   Portfolio turnover rate                                 84% (1)        65%        17%       29%        55%       120%



(1) Annualized

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.56%, 2.65%, 2.72%, 3.37%, 4.07% and 4.43%, respectively.

 * Total return for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                 (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                         NOVEMBER 30, 1995 IS UNAUDITED)

 1.    ORGANIZATION:

       American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

       The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

 2.    SIGNIFICANT ACCOUNTING POLICIES:

       A. PORTFOLIO VALUATION

          The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

       B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

       C. FEDERAL INCOME TAXES

          The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

          As of November 30, 1995, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $2,833,305, $396,145, $404,555 and $8,410, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


 3.    INVESTMENT ADVISORY AGREEMENT:

       Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .6% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) retains any dealer reallowances resulting from the Fund's purchase of shares of underlying funds that are sold with a sales load.

       In addition to the advisory fee reduction noted above, to the extent that the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale (currently 1.5% of the first $30 million of the average net assets of the Fund and 1.0% of the remaining average net assets of the Fund), the Advisor has agreed to waive such portion of its remaining advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses. The Fund has agreed to reimburse the Advisor in subsequent years for fees waived in prior years, provided that such reimbursement does not result in increasing the Fund's aggregate expenses above the aforementioned limit or the expense limit in effect at the time of the waiver, as applicable. The Advisor, however, does not intend to seek reimbursement of fees previously waived.

 4.    DISTRIBUTION PLAN AND FEES:

       Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .5% of the Fund's average daily net assets.

       In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1995, the Distributor received $7,050 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

 5.    INVESTMENT ACTIVITY:

       For the six months ended November 30, 1995, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,337,019 and $1,366,589, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

 6.    COMPOSITION OF NET ASSETS:

       At November 30, 1995, net assets consisted of:


        Paid-in capital                                                                      $  2,471,111
        Accumulated net investment income                                                           5,477
        Accumulated net realized gain from security transactions                                  428,596
        Unrealized appreciation on investments                                                    396,145

                      NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL
                           INTEREST                                                          $  3,301,329

      EXECUTIVE OFFICES
      American Pension Investors Trust
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      INVESTMENT ADVISER
      Yorktown Management & Research
        Company, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      DISTRIBUTOR
      Yorktown Distributors, Inc.
      P.O. Box 2529
      2303 Yorktown Avenue
      Lynchburg, Virginia 24501
      (800) 544-6060

      TRANSFER AND DIVIDEND
        DISBURSING AGENT
      Fund Services, Inc.
      P.O. Box 26305
      Richmond, Virginia 23260
      (800) 628-4077

      CUSTODIAN
      Piedmont Trust Bank
      P.O. Box 4751
      Martinsville, Virginia 24115

      INDEPENDENT AUDITORS
      Coopers & Lybrand L.L.P.
      217 E. Redwood Street
      Baltimore, Maryland 21202-3316

  This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.
                               [API TRUST LOGO]
                                     1995
                                 Growth Fund
                              SEMI-ANNUAL REPORT

                       AMERICAN  PENSION INVESTORS TRUST
                                  GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)


                                 Shares    Value

CLOSED-END FUNDS--1.33%
Corporate Bond Funds--0.32%

Kemper High Income Trust         21,500    $  204,250
DOMESTIC EQUITY FUNDS--1.01%

Baker Fentress & Co.             12,100       204,188
Global Health Sciences Fund      14,000       210,000
Pilgrim Regional Bank Shares,
    Inc.                         18,600       234,825

                                              649,013

      TOTAL CLOSED-END FUNDS
          (COST $662,887)                     853,263

MUTUAL FUNDS--98.67%
CAPITAL APPRECIATION
    FUNDS--9.95%
Evergreen Trust Aggressive
    Growth Fund Class A          71,942     1,336,691
Delaware Group Trend Fund,
    Inc.                         56,311       872,252
Franklin Balance Sheet
    Investment Fund              42,808     1,166,524
Oppenheimer Quest Value Fund,
    Inc. Class A                 81,103     1,234,388
PBHG Growth Fund, Inc.           26,059       606,384
Putnam Voyager Fund,Inc.         72,340     1,154,543
                                            6,370,782

EMERGING MARKETS FUNDS--2.05%
Govett Worldwide Opportunity
    Funds, Inc. International
    Emerging Markets             94,605     1,117,291
Seven Seas Series Fund
    Emerging Markets Fund        20,626       198,831
                                            1,316,122
EQUITY INCOME  FUNDS--0.83%
Kemper-Dreman Fund, Inc.
    High Return Fund
    Class A                      25,084       531,525

EUROPEAN REGION FUNDS--5.14%
Alliance New Europe Fund, Inc.
    Class A                      96,185   $ 1,436,045
Putnam Europe Growth Fund
    Class A                      40,486       590,688
Vanguard International Equity
    Index Fund, Inc. European
    Portfolio                    90,884     1,267,836

                                            3,294,569

GLOBAL FUNDS--5.32%
MFS Series Trust VI World
    Equity Fund Class A          81,978     1,380,515
SoGen International Fund, Inc.   65,502     1,680,786
Templeton Growth Fund, Inc.      19,752       345,662
                                            3,406,963
GLOBAL SMALL COMPANY
    FUNDS--3.28%
Seligman Henderson Global
    Smaller Companies Fund
    Class A                     151,412     2,098,575

GROWTH FUNDS--16.77%
Davis New York Venture Fund
    Class A                      81,566     1,267,537
FPA Capital Fund, Inc.           45,393     1,260,554

Guardian Park Avenue Fund,
    Inc.                         47,732     1,709,275
Longleaf Partners Fund           90,069     2,004,030
Oppenheimer Growth Fund Class A  62,837     2,169,756
Parnassus Fund                   31,338     1,087,433
Putnam New Opportunities Fund    34,093     1,242,346
                                           10,740,931
GROWTH AND INCOME FUNDS--0.91%
Vanguard Index Trust Value
    Portfolio                    21,347       311,239
Vista Mutual Fund Group
    Growth and Income Fund        7,573       275,069
                                              586,308

INTERNATIONAL FUNDS--8.58%
GAM International Fund          11,433    $ 2,495,542
Ivy International Fund
    Class A                     16,880        504,726
Seligman Henderson
    International Fund Class A
                                88,775      1,505,625
Vanguard World Fund Inter-
    national Growth Portfolio   33,467        499,331
World Funds, Inc. Vontobel
    Europacific Fund            28,072        489,582
                                            5,494,806
JAPANESE FUNDS--5.25%
Fidelity Investment Trust
    Japan Fund                 275,037      3,360,947
MID-CAP FUNDS--0.79%
Vanguard Index Trust Extended
    Market Portfolio            12,991        318,152
Vista Mutual Fund Group
    Capital Growth Fund          5,168        189,757
                                              507,909
PACIFIC REGION FUNDS--20.17%
Colonial Trust VII Newport
    Tiger Fund Class A         412,611      4,971,958
Franklin International Trust
    Pacific Growth Fund         70,727        999,366
GAM Funds, Inc. Pacific Basin
    Fund                         5,621        958,465
Nomura Pacifc Basin Fund, Inc.  47,138        746,667
Putnam Asia Pacific Growth
    Fund Class A               194,848      2,626,552
Van Eck Asia Dynasty Fund
    Class A                     20,678        246,691
Vanguard International
    Equity Index Fund,
    Inc. Pacific Portfolio     213,838      2,367,181
                                           12,916,880

S&P 500 INDEX OBJECTIVE
    FUNDS--1.33%

Federated Index Trust
    Max-Cap Fund                20,504    $   315,348
Seven Seas Series Fund
    S&P 500 Index               16,716        226,341
Vanguard Index Trust
    500 Portfolio                5,412        309,508
                                              851,197
SCIENCE & TECHNOLOGY
     FUNDS--5.56%
Seligman Henderson Global
    Technology Fund Class A    127,542      1,627,431
Seligman Communication
    & Information Fund,
    Inc. Class A                73,403      1,934,164
                                            3,561,595
SMALL COMPANY GROWTH
    FUNDS--12.66%
AIM Equity Funds, Inc.
    Aggressive Growth
    Fund                       49,260       2,028,018
Fortis Advantage Capital
    Appreciation Portfolio     24,190         768,747
Govett Funds, Inc. Smaller
    Companies Fund             32,931       1,008,013
Kaufmann Fund, Inc.           543,817       2,691,895
PBHG Emerging Growth Fund,
    Inc.                       63,091       1,350,158
Robertson Stephens
    Investment Trust Value
    Plus Growth Fund           10,625         262,218
                                            8,109,049
UTILITY FUNDS--0.08%
Putnam Utilities Growth &
    Income Fund                 4,802          51,386
      TOTAL MUTUAL FUNDS
          (cost $53,330,943)               63,199,544

        TOTAL INVESTMENTS
         (cost $53,993,830)               $64,052,807


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 NOVEMBER 30, 1995
                                   (UNAUDITED)



ASSETS:
   Investments at value (identified cost
   of $53,993)                                  $64,052,807
   Cash                                             136,425
   Securities sold                                  200,000
   Dividends receivable                              93,309
   Other assets                                     146,841
           Total assets                          64,629,382

LIABILITIES:
   Accrued distribution fees                         52,321
   Accrued advisory fees                             43,475
   Other liabilities                                 66,901

           Total liabilities                        162,697

                 NET ASSETS                     $64,466,685


SHARES OF BENEFICIAL INTEREST OUTSTANDING
    (unlimited number of no par value shares
    authorized)                                   4,709,199



NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE OUTSTANDING                             13.69


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                  (UNAUDITED)


INVESTMENT INCOME:
   Dividends                                                       $    139,178
   Interest                                                              13,591

           Total income                                                 152,769

EXPENSES:
   Investment advisory fees                                             319,264
   Distribution fees                                                    319,264
   Transfer agent fees                                                   79,186
   Custodial fees                                                         8,821
   Professional fees                                                     36,319
   Registration fees                                                      7,091
   Trustee fees                                                           2,457
   Insurance                                                             12,659
   Shareholder reports                                                    5,131
   Miscellaneous                                                          2,685

                                                                        792,877
   Less expenses waived by investment advisor                           (62,365)

           Total expenses                                               730,512

           Net investment loss                                         (577,743)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions                       2,274,505
   Capital gain distributions from mutual funds                         280,848
   Increase in unrealized appreciation  on investments                3,861,410

           Net realized and unrealized gain on investments            6,416,763

              NET INCREASE IN NET ASSETS RESULTING FROM
                   OPERATIONS                                      $  5,839,020



The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                      FOR THE
                                                                    SIX MONTHS
                                                                      ENDED           FOR THE
                                                                   NOV. 30, 1995     YEAR ENDED
                                                                   (UNAUDITED)      MAY 31, 1994
OPERATIONS:
   Net investment loss                                             $   (577,743)   $   (755,002)

   Net realized gain from security transactions                       2,274,505       1,421,329

   Capital gain distributions from mutual funds                         280,848       1,717,196

   Net change in unrealized appreciation on investments               3,861,410       3,319,900

                                                                   ------------    ------------

           Increase in net assets resulting from operations           5,839,020       5,703,423

                                                                   ------------    ------------

DISTRIBUTIONS FROM:

   Net realized gain on security transactions                                         (4,524,662)

                                                                                   ------------

           Decrease in net assets resulting from distributions                       (4,524,662)

                                                                                   ------------

CAPITAL SHARE TRANSACTIONS:

   Proceeds from sale of 314,586 and 903,145 shares                   4,203,885      10,881,506

   Value of 391,078 shares issued upon reinvestment of dividends      4,407,470

   Cost of 432,100 and 682,906 shares redeemed                       (5,793,288)     (8,234,222)

                                                                   ------------    ------------

           Increase (decrease) in net assets resulting from capital share transactions

                                                                     (1,589,403)      7,054,754
                                                                   ------------    ------------

           Total increase in net assets                               4,249,617       8,233,515


NET ASSETS:

   Beginning of year/period*                                         60,217,068      46,957,824

                                                                   ------------    ------------

   End of year/period (including accumulated net
     investment loss of $577,743 and $0, respectively)
                                                                   $ 64,466,685    $ 55,191,339
                                                                   ------------    ------------


*Effective June 1, 1995, two other series of the Trust were merged into the Fund, resulting in an increase in net assets and shares outstanding of $5,025,729 and 402,702, respectively.

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                            FOR THE
                                          SIX MONTHS
                                             ENDED
                                            NOV. 30,                       FOR THE YEARS ENDED MAY 31,
                                              1995                 -------------------------------------------
                                           (UNAUDITED)       1995         1994        1993         1992        1991
                                            ----------      -------      -------     -------      -------     ------

FOR A SHARE OUTSTANDING THROUGHOUT
 EACH YEAR/PERIOD:

Net asset value, beginning
 of year/period                                $ 12.48      $ 12.32      $ 11.86     $ 10.84      $ 11.19     $ 9.85
                                               -------      -------      -------     -------      -------     ------

Income from investment operations:
   Net investment loss                           (0.12)       (0.10)       (0.21)      (0.18)       (0.11)

   Net realized and unrealized gain
     on investments                               1.33         1.37         1.25        1.57         0.71       1.34
                                               -------      -------      -------     -------      -------     ------

          Total income from
            investment operations                 1.21         1.27         1.04        1.39         0.60       1.34
                                               -------      -------      -------     -------      -------     ------

Distributions:
   From net realized gain on
     security transactions                                    (1.11)       (0.58)      (0.37)      (0.95)
                                                            -------      -------     -------      -------

          Total distributions                                 (1.11)       (0.58)      (0.37)      (0.95)
                                                            -------      -------     -------      -------

            NET ASSET VALUE, END
              OF YEAR/PERIOD                   $ 13.69      $ 12.48      $ 12.32     $ 11.86      $ 10.84    $ 11.19
                                               =======      =======      =======     =======      =======    =======

Total return*                                     9.70%       11.28%        8.60%      13.03%        4.91%     13.56%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year/period
     (000's omitted)                           $64,467      $55,191      $46,958     $44,364      $40,302    $29,925
   Ratio of expenses to
     average net assets(2)                        2.30%(1)     2.06%        2.24%       2.05%        1.97%      2.38%
   Ratio of net investment income
     (loss) to average net assets                (1.82)%(1)   (1.50)       (1.75)      (1.56)       (1.24)      0.02%
   Portfolio turnover rate                          62%(1)       91%          90%        157%          99%       206%

-------------
(1)Annualized

(2)Without fees recouped or waived by the investment advisor, the ratio of expenses to average net assets would have been 2.49%, 2.60%, 2.56%, 2.52%, 2.50% and 2.67%, respectively.

*  Total  return  for  periods  less  than  one  year  are not  annualized.

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                 (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                         NOVEMBER 30, 1995 IS UNAUDITED)




 1.    ORGANIZATION:

       American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

       The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

 2.    SIGNIFICANT ACCOUNTING POLICIES:

       A. PORTFOLIO VALUATION

          The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

       B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

       C. FEDERAL INCOME TAXES

          The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

          As of November 30, 1995, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $53,993,830, $10,058,977, $10,389,684 and $330,707, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.     INVESTMENT ADVISORY AGREEMENT:

       Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) retains any dealer reallowances resulting from the Fund's purchase of shares of underlying funds that are sold with a sales load.

       In addition to the advisory fee reduction noted above, to the extent that the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale (currently 1.5% of the first $30 million of the average net assets of the Fund and 1.0% of the remaining average net assets of the Fund), the Advisor has agreed to waive such portion of its remaining advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses. The Fund has agreed to reimburse the Advisor in subsequent years for fees waived in prior years, provided that such reimbursement does not result in increasing the Fund's aggregate expenses above the aforementioned limit or the expense limit in effect at the time of the waiver, as applicable. The Advisor, however, does not intend to seek reimbursement of fees previously waived.

 4.    DISTRIBUTION PLAN AND FEES:

       Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1% of the Fund's average daily net assets.


       In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1995, the Distributor received $62,547 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

 5.    INVESTMENT ACTIVITY:

       For the six months ended November 30, 1995, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $19,646,163 and $21,598,943, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

 6.    COMPOSITION OF NET ASSETS:

       At November 30, 1995, net assets consisted of:

        Paid-in capital                                       $  49,776,016

        Accumulated net investment loss                            (577,743)

        Accumulated net realized gain from
         security transactions                                    5,209,435
        Unrealized appreciation on investments                   10,058,977
                                                             --------------

              NET ASSETS APPLICABLE TO OUTSTANDING
                SHARES OF BENEFICIAL INTERES                  $  64,466,685
                                                             ==============